Shareholders' Equity (Summary Of Employee Share Option Activity) (Details) - Equity Option [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Number of options
Outstanding at the beginning of the year	4,703,679
Granted	1,202,800
Exercised	(57,593)
Expired and forfeited	(1,113,154)
Outstanding at the end of the year	4,735,732	4,703,679
Options vested and expected to vest at the end of the year	4,471,056
Exercisable options at the end of the year	2,353,724
Weighted average exercise price
Outstanding at the beginning of the year	$ 2.91
Granted	2.92
Exercised	2.66
Expired and forfeited	2.90
Outstanding at the end of the year	2.92	$ 2.91
Options vested and expected to vest at the end of the year	2.93
Exercisable options at the end of the year	3.04
Weighted average fair value of options granted during the year	$ 0.97
Outstanding, Weighted average remaining contractual term	3 years 8 months 9 days	5 years 1 month 28 days
Vested and expected to vest at end of year, Weighted average remaining contractual term	3 years 7 months 21 days
Exercisable, Weighted average remaining contractual term	2 years 9 months 26 days
Aggregate intrinsic value
Outstanding, aggregate intrinsic value	$ 36.12	$ 55.20
Options vested and expected to vest at at the end of the year	34.19
Exercisable options at the end of the year	$ 9.04
Unrecognized estimated compensation cost related to non-vested stock options granted	$ 1,727
Unrecognized compensation cost, recognition period	2 years 5 months 27 days